Merrill Lynch Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499
June 30, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Merrill Lynch Life Variable Annuity Separate Account D Merrill Lynch IRA Annuity — Registration No. 333-91098 Merrill Lynch Investor Choice – IRA Series – Registration No. 333-119364
Commissioners:
Merrill Lynch Life Insurance Company (the “Company”), on behalf of Registrant, has sent or will send to contract owners the annual/semi-annual reports for the period ended April 30, 2010, for the following underlying mutual funds (“Funds”) in which Registrant invests:
Annual Report Mailings:

Ready Assets Prime Money Fund, SEC File No.: 811-02556
Semi-Annual Report Mailings:
AIM Constellation Fund, SEC File No.: 811-01424
AIM Charter Fund, SEC File No.: 811-01424
AllianceBernstein Growth and Income Fund, Inc., SEC File No.: 811-00126
American Century Ultra® Fund, SEC File No.: 811-00816
BlackRock Global Allocation Fund, Inc., SEC File No.: 811-05576
BlackRock Large Cap Core Fund, SEC File No.: 811-09637
BlackRock Large Cap Growth Fund, SEC File No.: 811-09637
BlackRock Large Cap Value Fund, SEC File No.: 811-09637
Eaton Vance Floating-Rate Fund, SEC File No.: 811-04015
Fidelity Advisor Series VIII - Advisor Overseas Fund, SEC File No.: 811-03855
Federated Capital Appreciation Fund, SEC File No.: 811-04017
Federated Kaufmann Fund, SEC File No.: 811-04017
Lord Abbett Affiliated Fund, Inc., SEC File No.: 811-00005
Oppenheimer Quest Opportunity Value Fund, SEC File No.: 811-05225
Pioneer High Yield Fund, SEC File No.: 811-09685
The Putnam Fund for Growth and Income, SEC File No.: 811-00781
Transamerica Flexible Income, SEC File No.: 811-04556
Transamerica Equity, SEC File No.: 811-04556
Transamerica Growth Opportunities, SEC File No.: 811-04556
Transamerica Small/Mid Cap Value, SEC File No.: 811-04556
Some of the funds listed above may not be available under every policy or contract offered by the Registrant.
The Company understands that the Funds have filed or will file their annual/semi-annual reports with the Commission under separate cover.
Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 8330.
Very truly yours,
/s/ Darin Smith
Darin Smith
General Counsel